BANK LOANS	12 Months Ended
Dec. 31, 2012
Bank Loans Disclosure [Abstract]
Bank Loans Disclosure [Text Block]

7. BANK LOANS

Bank loans consisted of the following:

	2012		2011
From Financial institutions	Rate	Balance	Rate	Balance
EFG Bank of HongKong	1.5%	$100,256	1.27%-1.39%	$702,866
Total		$100,256		$702,866

The above bank loans are secured by the Company’s total assets and matured at January 3, 2013. The bank loan has been paid back subsequent to year end.